INCOME TAX - Deferred income tax assets and deferred income tax liabilities (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax assets
Net operating loss carry forwards	¥ 115,610,787	¥ 74,876,303
Accrued warranty	4,394,077	3,798,876
Advertising expense	2,113,991	2,113,991
Deferred revenue	10,709,100	8,938,710
Allowance for doubtful accounts	43,361,947	41,878,340
Lease Liabilities	226,552	1,099,451
Write-downs of inventories	6,426,901	4,529,042
Less: Valuation allowance	(140,255,931)	(107,782,306)	¥ (40,764,285)	¥ (24,508,473)
Total deferred income tax assets, net	42,587,424	29,452,407
Deferred income tax liabilities
Operating lease right of use assets	226,551	1,099,451
Property, plant and equipment	13,878,083	9,968,429
Total deferred income tax liabilities	14,104,634	11,067,880
Net deferred income tax assets	31,752,254	20,747,021
Net deferred income tax liabilities	¥ 3,269,464	¥ 2,362,494